Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 28, 2021	Apr. 06, 2021	Dec. 31, 2022
Business Acquisition [Line Items]
Prepaid assets			$ 43
Accrued liabilities			245
Net proceeds from business combination			42,800
Merger Agreement With Mountain Crest Acquisition Corp. II
Business Acquisition [Line Items]
Date of acquisition agreement		Apr. 06, 2021
Funding upon payments	$ 59,000
Aquired exchange outstanding shares	15,200,000
Exchange ratio	0.9475%
Transaction totaling cost	$ 16,700
Merger Agreement With Mountain Crest Acquisition Corp. II | PIPE Shares
Business Acquisition [Line Items]
Aggregate shares		5,000,000
Share price		$ 10
Merger Agreement With Mountain Crest Acquisition Corp. II | PIPE Financing
Business Acquisition [Line Items]
Aggregate shares	5,000,000
Share price	$ 10
Aggregate gross proceeds	$ 50,000
MCAD cash and cash held in trust
Business Acquisition [Line Items]
Cash			$ 9,500